SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2017
SEGMENTED INFORMATION
SEGMENTED INFORMATION

SEGMENTED INFORMATION

Quebecor Media Inc. (“Quebecor Media” or the “Corporation”) is incorporated under the laws of Québec and is a subsidiary of Quebecor Inc. (“Quebecor” or the “parent corporation”). Unless the context otherwise requires, Quebecor Media or the Corporation refer to Quebecor Media Inc. and its subsidiaries. The Corporation’s head office and registered office is located at 612 rue Saint-Jacques, Montréal (Québec), Canada. The percentages of voting rights and equity in its major subsidiaries are as follows:

	% voting	% equity

Videotron Ltd.	100.0%	100.0%
TVA Group Inc.	99.9%	68.4%
MediaQMI Inc.	100.0%	100.0%
QMI Spectacles Inc.	100.0%	100.0%

The Corporation operates, through its subsidiaries, in the following industry segments: Telecommunications, Media, and Sports and Entertainment. The Telecommunications segment offers television distribution, Internet access, business solutions (including data centers), cable and mobile telephony and over-the-top video services in Canada and is engaged in the rental of movies, televisual products and video games through its video-on-demand service and video rental stores. The operations of the Media segment in Québec include the operation of an over-the-air television network and specialty television services, the operation of soundstage and equipment leasing and post-production services for the film and television industries, the printing, publishing and distribution of daily newspapers, the operation of Internet portals and specialized Web sites, the publishing and distribution of magazines, the distribution of movies, and the operation of an out-of-home advertising business. The activities of the Sports and Entertainment segment in Québec encompass the operation and management of the Videotron Centre in Québec City, show production, sporting and cultural events management, the publishing and distribution of books, the distribution and production of music, and the operation of two Quebec Major Junior Hockey League teams.

In 2017, the Corporation changed its organisational structure and as a result, the book publishing and distribution activities, as well as the music production and distribution activities that were previously presented with the Media segment are now presented with the Sports and Entertainment segment. Prior period figures in the Corporation’s segmented information have been reclassified to reflect these changes.

These segments are managed separately since they all require specific market strategies. The accounting policies of each segment are the same as the accounting policies used for the consolidated financial statements. Segment income includes income from sales to third parties and inter segment sales. Transactions between segments are measured at exchange amounts between the parties.

Years ended December 31, 2017, 2016 and 2015

(in millions of Canadian dollars)

	Telecommunications	Media	Sports and Entertainment	Head Office and Intersegments	Total
					2017

Revenues	$3,285.1	$769.9	$181.3	$(113.9)	$4,122.4

Employee costs	388.8	232.0	37.6	47.8	706.2
Purchase of goods and services	1,362.3	468.6	137.5	(147.6)	1,820.8

Adjusted operating income[1]	1,534.0	69.3	6.2	(14.1)	1,595.4

Depreciation and amortization					709.8
Financial expenses					283.4
Loss on valuation and translation of financial instruments					2.4
Restructuring of operations, litigation and other items					17.2
Gain on sale of spectrum licences					(330.9)
Impairment of goodwill and other assets					43.8
Loss on debt refinancing					15.6

Income before income taxes					$854.1

Additions to property, plant and equipment	$574.4	$29.4	$1.3	$0.2	$605.3
Additions to intangible assets	132.3	3.3	4.3	2.0	141.9

Years ended December 31, 2017, 2016 and 2015

(in millions of Canadian dollars)

	Telecommunications	Media	Sports and Entertainment	Head Office and Intersegments	Total
					2016

Revenues	$3,151.8	$789.2	$185.0	$(109.4)	$4,016.6

Employee costs	379.7	242.4	38.3	47.5	707.9
Purchase of goods and services	1,322.7	492.9	144.4	(149.1)	1,810.9

Adjusted operating income[1]	1,449.4	53.9	2.3	(7.8)	1,497.8

Depreciation and amortization					650.4
Financial expenses					302.9
Loss on valuation and translation of financial instruments					2.1
Restructuring of operations, litigation and other items					28.5
Impairment of goodwill and other assets					40.9
Loss on debt refinancing					7.3

Income before income taxes					$465.7

Additions to property, plant and equipment	$666.8	$37.2	$3.5	$0.1	$707.6
Additions to intangible assets	125.6	7.5	3.5	3.2	139.8

Years ended December 31, 2017, 2016 and 2015

(in millions of Canadian dollars)

	Telecommunications	Media	Sports and Entertainment	Head Office and Intersegments	Total
					2015

Revenues	$3,007.0	$812.7	$187.6	$(116.5)	$3,890.8

Employee costs	359.4	257.6	38.7	38.7	694.4
Purchase of goods and services	1,261.8	495.0	150.5	(151.7)	1,755.6

Adjusted operating income[1]	1,385.8	60.1	(1.6)	(3.5)	1,440.8

Depreciation and amortization					691.0
Financial expenses					309.2
Loss on valuation and translation of financial instruments					3.8
Restructuring of operations, litigation and other items					(117.2)
Impairment of goodwill and other assets					230.7
Loss on debt refinancing					12.1

Income before income taxes					$311.2

Additions to property, plant and equipment	$630.2	$35.2	$12.8	$0.2	$678.4
Additions to intangible assets	312.3	6.8	37.1	4.4	360.6

[1]

The Chief Executive Officer uses adjusted operating income as the measure of profit to assess the performance of each segment. Adjusted operating income is referred to as a non-International Financial Reporting Standards (“IFRS”) measure and is defined as net income before depreciation and amortization, financial expenses, loss on valuation and translation of financial instruments, restructuring of operations, litigation and other items, gain on sale of spectrum licences, impairment of goodwill and other assets, loss on debt refinancing, income taxes and income (loss) from discontinued operations.